Consolidated Statement of Changes in Equity Statement - EUR (€) € in Millions	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings
Beginning balance at Dec. 31, 2017	€ 6,685	€ 5	€ 127	€ 287	€ (503)	€ 6,769
Profit after taxes	909					909
Other comprehensive expense	(47)				(49)	2
Comprehensive income for the period	862				(49)	911
Issue of shares during the year	25		25
Equity-settled share-based payment expense	16					16
Share-based payment tax effects	(7)					(7)
Dividends	(515)					(515)
Own shares purchased under share buyback programme	(502)					(502)
Closing balance at Dec. 31, 2018	6,564	5	152	287	(552)	6,672
Profit after taxes	1,090					1,090
Other comprehensive expense	36				103	(67)
Comprehensive income for the period	1,126				103	1,023
Issue of shares during the year	26		26
Equity-settled share-based payment expense	13					13
Share-based payment tax effects	6					6
Dividends	(574)					(574)
Own shares purchased under share buyback programme	(1,005)					(1,005)
Closing balance at Dec. 31, 2019	6,156	5	178	287	(449)	6,135
Profit after taxes	498					498
Other comprehensive expense	(143)				(88)	(55)
Comprehensive income for the period	355				(88)	443
Issue of shares during the year	14		14
Equity-settled share-based payment expense	14					14
Share-based payment tax effects	2					2
Dividends	(387)					(387)
Own shares purchased under share buyback programme	(129)					(129)
Closing balance at Dec. 31, 2020	€ 6,025	€ 5	€ 192	€ 287	€ (537)	€ 6,078